Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Summary of Net Sales by Segment and Geographical Area
The table below sets forth Sanofi’s net sales for the years ended December 31, 2021, 2020 and 2019:

(€ million)		Europe	United States	Other countries	2021	Europe	United States	Other countries	2020	Europe	United States	Other countries	2019
Pharmaceuticals		7,201	10,484	9,285	26,970	6,819	9,635	9,220	25,674	6,797	8,918	9,985	25,700
General Medicines		4,437	2,637	7,144	14,218	4,505	2,869	7,346	14,720	4,809	3,386	8,342	16,537
of which	Lantus®	474	861	1,159	2,494	537	929	1,195	2,661	599	1,149	1,264	3,012
	Toujeo®	394	259	316	969	374	267	292	933	343	289	251	883
	Praluent®	161	5	52	218	119	106	34	259	112	112	34	258
	Multaq®	22	292	15	329	24	274	14	312	41	295	11	347
	Lovenox®	703	29	754	1,486	656	30	665	1,351	730	33	596	1,359
	Plavix® (a)	115	9	805	929	126	10	777	913	141	—	1,192	1,333
	Generics(a)	7	117	575	699	10	161	637	808	9	152	740	901
	Industrial sales	723	41	44	808	658	67	88	813	599	56	103	758
Specialty Care		2,764	7,847	2,141	12,752	2,314	6,766	1,874	10,954	1,988	5,532	1,643	9,163
of which	Aubagio®	512	1,312	131	1,955	473	1,448	124	2,045	414	1,351	114	1,879
	Cerezyme®	244	173	266	683	249	177	264	690	259	184	265	708
	Myozyme®/ Lumizyme®	410	373	220	1,003	389	359	200	948	388	331	199	918
	Fabrazyme®	223	395	226	844	200	406	211	817	185	410	218	813
	Eloctate®	—	429	134	563	—	445	193	638	—	517	167	684
	Jevtana®	112	253	90	455	187	246	103	536	170	212	102	484
	Dupixent®	649	3,971	629	5,249	386	2,808	340	3,534	204	1,669	201	2,074
Vaccines		1,225	2,762	2,336	6,323	973	2,759	2,241	5,973	851	2,733	2,147	5,731
of which	Polio/Pertussis/ Hib Vaccines	306	470	1,383	2,159	331	412	1,363	2,106	315	380	1,251	1,946
	Influenza Vaccines	729	1,366	533	2,628	441	1,575	456	2,472	230	1,289	372	1,891
Consumer Healthcare(b)		1,333	1,139	1,996	4,468	1,359	1,071	1,964	4,394	1,434	1,105	2,156	4,695
of which	Allergy	49	371	192	612	51	361	205	617	53	323	231	607
	Pain Care	515	196	382	1,093	481	181	389	1,051	482	185	427	1,094
	Digestive Wellness	389	124	618	1,131	371	85	532	988	377	150	577	1,104
Total net sales		9,759	14,385	13,617	37,761	9,151	13,465	13,425	36,041	9,082	12,756	14,288	36,126
(a)     Following the Capital Markets Day held in February 2021, Sanofi has altered the presentation of sales within the General Medicines franchises and the Consumer Healthcare segment. A separate line has been introduced for “Industrial sales”, which essentially comprises sales of active ingredients and semi-finished products to third parties. Previously, such sales were presented within the Diabetes and Cardiovascular & Established Prescription Products franchises on the line for the relevant product (such as Plavix®), and on the “Generics” line.
(b)     For the Consumer Healthcare GBU, Sanofi has adopted a more granular presentation by introducing new sub-categories that reflect consumer trends and the strengths and opportunities of the portfolio.

Schedule of Segment Results
The table below sets forth Sanofi’s segment results for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	2021
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other (a)	Total Sanofi
Net sales	26,970	6,323	4,468	—	37,761
Other revenues	264	1,095	55	—	1,414
Cost of sales	(6,965)	(3,430)	(1,606)	(250)	(12,251)
Research and development expenses	(4,330)	(712)	(153)	(497)	(5,692)
Selling and general expenses	(5,326)	(805)	(1,388)	(2,036)	(9,555)
Other operating income and expenses	(1,172)	128	111	(13)	(946)
Share of profit/(loss) from investments accounted for using the equity method	17	11	11	—	39
Net income attributable to non-controlling interests	(49)	(1)	(5)	(1)	(56)
Business operating income	9,409	2,609	1,493	(2,797)	10,714
(a) This caption reconciles segment financial information to total consolidated financial information.

	2020(a)(b)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other (c)	Total Sanofi
Net sales	25,674	5,973	4,394	—	36,041
Other revenues	128	1,141	59	—	1,328
Cost of sales	(6,982)	(3,312)	(1,528)	(284)	(12,106)
Research and development expenses	(4,171)	(682)	(153)	(524)	(5,530)
Selling and general expenses	(4,927)	(789)	(1,419)	(2,256)	(9,391)
Other operating income and expenses	(487)	3	53	(130)	(561)
Share of profit/(loss) from investments accounted for using the equity method	5	2	9	—	16
Net income attributable to non-controlling interests	(33)	—	(5)	—	(38)
Business operating income	9,207	2,336	1,410	(3,194)	9,759
(a) 2020 figures have been adjusted to take account of the reallocation of certain expenses (in particular IT costs related to Sanofi’s new digital organization) from the Pharmaceuticals, Vaccines and Consumer Healthcare operating segments to the “Other” segment.
(b) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods (see Note A.2.1.).
(c) This caption reconciles segment financial information to total consolidated financial information.

	2019(a)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other (b)	Total Sanofi
Net sales	25,700	5,731	4,695	—	36,126
Other revenues	173	1,275	57	—	1,505
Cost of sales	(6,751)	(3,373)	(1,599)	(253)	(11,976)
Research and development expenses	(4,851)	(639)	(149)	(381)	(6,020)
Selling and general expenses	(5,443)	(823)	(1,529)	(2,089)	(9,884)
Other operating income and expenses	(630)	(4)	193	17	(424)
Share of profit/(loss) from investments accounted for using the equity method	5	9	(5)	—	9
Net income attributable to non-controlling interests	(29)	—	(6)	—	(35)
Business operating income	8,174	2,176	1,657	(2,706)	9,301
(a) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods (see Note A.2.1.).
(b) This caption reconciles segment financial information to total consolidated financial information.

Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method
The table below, presented in compliance with IFRS 8, shows a reconciliation between aggregated “Business operating income” for the segments and Income before tax and investments accounted for using the equity method:

(€ million)	2021	2020	(f)	2019	(f)
Business operating income	10,714	9,759		9,301
Share of profit/(loss) from investments accounted for using the equity method(a)	(39)	(16)		(9)
Net income attributable to non-controlling interests(b)	56	38		35
Amortization and impairment of intangible assets	(1,772)	(2,011)		(5,750)
Fair value remeasurement of contingent consideration	(4)	124		238
Expenses arising from the impact of acquisitions on inventories(c)	(4)	(53)		(3)
Restructuring costs and similar items	(820)	(1,089)		(1,088)
Other expenses related to business combinations	—	—		—
Other gains and losses, and litigation(d)	(5)	136		327
Gain on divestment of Regeneron shares on May 29, 2020(e)	—	7,225		—
Operating income	8,126	14,113		3,051
Financial expenses	(368)	(388)		(440)
Financial income	40	53		141
Income before tax and investments accounted for using the equity method	7,798	13,778		2,752
(a) Excludes restructuring costs relating to investments accounted for using the equity method and expenses arising from the impact of acquisitions on investments accounted for using the equity method. For 2019 and the first two quarters of 2020, this line has been restated to exclude any effect of equity method accounting for the investment in Regeneron following the divestment of Sanofi's entire equity interest (with the exception of the 400,000 shares retained by Sanofi) on May 29, 2020.
(b) Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(c) This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
(d) For 2020, this line mainly comprises the gain on the sale of operations related to the Seprafilm® activity to Baxter.
For 2019, this line comprises a net gain, mainly arising from a settlement of litigation.
(e) This line includes the gain on the sale of (i) 13 million shares of Regeneron common stock in the registered public offering and (ii) the 9.8 million shares repurchased by Regeneron, but does not include the gain arising from the remeasurement of the 400,000 retained shares at market value as of May 29, 2020.
(f) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.

Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	2021
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	165	85	—	250
Acquisitions of property, plant and equipment	1,024	382	73	1,479
Acquisitions of other intangible assets	450	108	6	564

	2020
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	154	47	—	201
Acquisitions of property, plant and equipment	755	404	95	1,254
Acquisitions of other intangible assets(a)	501	322	6	829
(a)    Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement (see Note A.2.1.)

(€ million)	2019
	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	205	40	4	249
Acquisitions of property, plant and equipment	773	462	88	1,323
Acquisitions of other intangible assets(a)	292	121	51	464
(a)    Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement (see Note A.2.1.)

Summary of Geographical Information on Net Sales and Non-Current Assets
The geographical information on net sales provided below is based on the geographical location of the customer. In accordance with IFRS 8, the non-current assets reported below exclude right-of-use assets relating to leases as determined under IFRS 16, investments accounted for using the equity method, other non-current assets, non-current income tax assets, and deferred tax assets.

	2021
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	37,761	9,759	2,256	15,075	14,385	12,927
Non-current assets:
•property, plant and equipment owned	10,028	5,959	3,253	2,998	2,234	1,071
•goodwill	48,056	—	—	—	—	—
▪other intangible assets	21,407	7,059	—	13,187	—	1,161

	2020
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	36,041	9,151	2,223	14,060	13,465	12,830
Non-current assets:
•property, plant and equipment owned	9,365	5,895	3,189	2,542	1,899	928
•goodwill	44,364	—	—	—	—	—
•other intangible assets(a)	18,341	6,208	—	10,665	—	1,468
(a)    Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement (see Note A.2.1.).

(€ million)	2019
	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	36,126	9,082	2,261	13,370	12,756	13,674
Non-current assets:
•property, plant and equipment owned	9,717	5,827	3,141	2,862	2,264	1,028
•goodwill	44,519	—	—	—	—	—
•other intangible assets(a)	16,509	6,890	—	7,813	—	1,806
(a)    Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement (see Note A.2.1.)